UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:

        Heritage Growth and Income Trust
        880 Carillon Parkway
        St. Petersburg, FL   33716


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2.      The name of each series or class of securities for which this
        Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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3.      Investment Company Act File Number: 811-4767

        Securities Act File Number:   33-7559

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4(a).   Last day of fiscal year for which this Form is filed:

                 September 30, 2005


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4(b).   [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2).


NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
THE REGISTRATION FEE DUE.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this Form.


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5.      Calculation of registration fee:


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        (i)     Aggregate sale price of securities sold during the                                      $       16,178,094
                fiscal year pursuant to section 24(f):


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        (ii)    Aggregate price of securities redeemed or repurchased                                   $       20,894,561
                during the fiscal year:


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        (iii)   Aggregate price of securities redeemed or repurchased                                   $       18,908,343
                during any prior fiscal year ending no earlier than
                October 11, 1995 that were not previously used to reduce
                registration fees payable to the Commission:


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        (iv)    Total available redemption credits [add Items 5(ii) and                                 $       39,802,904
                5(iii):

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        (v)     Net sales - if Item 5(i) is greater than Item 5(iv)                                                   $(0)
                [subtract Item 5(iv) from Item 5(i)]:

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        (vi)    Redemption credits available for use in future years - if           $ (23,624,810)
                Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

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        (vii)   Multiplier for determining registration fee (See                                                 x .000107
                                                                                                                  --------
                Instruction C.9):

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        (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]                                               =$0
                (enter "0" if no fee is due):                                                                            =


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6.      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                             +$    0
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8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                                                         $0
                                                                                                              =

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9.      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 No registration fee or any interest is due.

        Method of Delivery:

          / /    Wire Transfer

          / /    Mail or other means

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                                                       SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ K.C. Clark
                                ----------------------------------------------------------------------
                                K.C. Clark
                                Executive Vice President, Principal Executive Officer
                                Heritage Growth and Income Trust


Date:  December 27, 2005


                      *Please print the name and title of the signing officer below the signature.
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